Submission	Nov. 07, 2024
Submission [Line Items]
Central Index Key	0001093691
Registrant Name	PLUG POWER INC
Registration File Number	333-265488
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES